Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of Fair Value of Stock Options Valuation Assumptions

The fair value for the Company’s stock options granted to employees and directors was estimated using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Six months ended June 30,
	2018	2017

Dividend yield	0%	0%
Risk-free interest rate	2.6%	1.42%
Expected term (in years)	4.22	4.19
Volatility	77.03%	80.39%
Forfeiture rate	0%	0%

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Deposits

The following table provides a reconciliation of cash and cash equivalents and restricted deposits reported within the consolidated balance sheets that sum to the total of such amounts in the consolidated statements of cash flows:

	June 30, 2018	June 30, 2017
	Unaudited

Cash and cash equivalents	$15,558	$743
Restricted cash	422	586

Cash and cash equivalents and restricted cash	$15,980	$1,329